FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS

Fair Value Measurements

Fair value hierarchy

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. The Company utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value as follows:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts and volatility measurements used to value option contracts), or inputs that are derived principally from or corroborated by observable market data or other means;and

Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. The following table sets forth the Company’s financial assets measured at fair value by level within the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Financial assets
Cash, December 31, 2020	$7,608,149	$-	$-	$7,608,149
Cash, December 31, 2019	$3,017,704	$-	$-	$3,017,704
Cash, December 31, 2018	$5,304,097	$-	$-	$5,304,097

Categories of financial instruments

The Company considers that the carrying amount of all its financial assets and financial liabilities measured at amortized cost approximates their fair value due to their short term nature. Restricted cash equivalents approximate fair value due to the nature of the instrument. The Company does not offset financial assets with financial liabilities. There were no transfers between Level 1, 2 and 3 for the year ended December 31, 2020.

The Company’s financial assets and financial liabilities are categorized as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Fair value through profit or loss
Cash	$7,608,149	$3,017,704	$5,304,097
Amortized cost
Receivables	$75,765	$246,671	$36,399
Restricted cash equivalents	$34,500	$34,500	$34,500
	$7,718,414	$3,298,875	$5,374,996
Amortized cost
Accounts payable	$1,717,977	$2,420,392	$1,636,786